Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

     The accompanying unaudited financial statements of NVE Corporation are prepared consistent with accounting principles generally accepted in the United States and in accordance with Securities and Exchange Commission rules and regulations. In the opinion of management, these financial statements reflect all adjustments, consisting only of normal and recurring adjustments, necessary for a fair presentation of the financial statements. Although we believe that the disclosures are adequate to make the information presented not
misleading, it is suggested that these unaudited financial statements be read in conjunction with the audited financial statements and the notes included in our latest annual financial statements included in our Annual Report on Form
10
-K for the fiscal year ended
March
31,
2018.
The results of operations for the quarter or
six
months ended
September
30,
2018
are
not
necessarily indicative of the results that
may
be expected for the full fiscal year ending
March
31,
2019.

Revenue Recognition, Sales of Goods [Policy Text Block]
Significant Accounting Policies

Revenue Recognition

    We recognize revenue when we satisfy performance obligations by the transfer of control of products or services to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those products or services. Revenue is disaggregated into product sales and contract research and development to depict the nature, amount, timing of revenue recognition and economic characteristics of our business, and is represented within the financial statements.

     We recognize revenue from product sales to customers and distributors when we satisfy our performance obligation, at a point in time, upon product shipment or delivery to our customer or distributor as determined by agreed upon shipping terms. Shipping charges billed to customers are included in product sales and the related shipping costs are included in selling, general, and administrative expenses. Under certain limited circumstances, our distributors may
earn commissions for activities unrelated to their purchases of our products, such as for facilitating the sale of custom products or research and development contracts with third
parties. We recognize any such commissions as selling, general, and administrative expenses. We recognize discounts provided to our distributors as reductions in revenue.

     We recognize contract research and development revenue over a period of time as the performance obligation is satisfied over a period of time rather than a point in time. Contracts have specifications unique to each customer and do not
create an asset with an alternate use, and we have an enforceable right to payment for performance completed to date. We recognize revenue over a period of time using costs incurred as the measurement of progress towards completion.

     Accounts receivable is recognized when we have transferred a good or service to a customer and our right to receive consideration is unconditional through the completion of our performance obligation. A contract asset is recognized when we have a right to consideration from the transfer of goods or services to a customer but have not
completed our performance obligation. A contract liability is recognized when we have been paid by a customer but have not
yet satisfied the performance obligation by transferring goods or services. We had no
material contract assets or contract liabilities as of
September
30,
2018
or
March
31,
2018.

     Our performance obligations related to product sales and contract research and development contracts are satisfied in one
year or less. Unsatisfied performance obligations represent contracts with an original expected duration of one
year or less. As permitted under Accounting Standards Codification (“ASC”) Topic
606,
Revenue from Contracts with Customers
, we are using the practical expedient
not
to disclose the value of these unsatisfied performance obligations. We also use the practical expedient in which we do not
assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one
year or less.